Salaries and Labor Charges (Tables)	12 Months Ended
Dec. 31, 2024
Salaries and Labor Charges [Abstract]
Schedule of Composition of Salaries and Labor Charges

The composition of salaries and labor charges as of December 31, 2024 and 2023, were as follows:

	2024	2023
Wages payable	6,224	5,672
Accrued labor benefits	7,084	7,186
Labor taxes	4,902	3,816
Total salaries and labor charges	18,210	16,674